UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22969

PALMER SQURE OPPORTUNISTIC INCOME FUND
 (Exact name of registrant as specified in charter)

2000 Shawnee Mission Parkway Suite 300
Mission Woods, KS 66205
 (Address of principal executive offices) (Zip code)

Anne J. Pleviak
Senior Regulatory Counsel
2000 Shawnee Mission Parkway Suite 300
Mission Woods, KS 66205
  (Name and address of agent for service)

(888) 870-3088
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Opportunistic Income Fund

(PSOIX)

SEMI-ANNUAL REPORT
January 31, 2016

Palmer Square Opportunistic Income Fund

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Opportunistic Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS – 2.0%
$150,000	AssuredPartners, Inc. 10.000%, 10/20/2023[1,2]	$144,750
275,000	Renaissance Learning, Inc. 8.000%, 4/11/2022[1,2]	250,937
250,000	Sage Products Holdings III LLC 9.250%, 6/13/2020[1,2]	250,208
165,000	Walter Investment Management Corp. 4.750%, 12/18/2020[1,2]	129,010
250,000	WP Mustang Holdings LLC 8.500%, 5/29/2022[1,2]	250,000
	TOTAL BANK LOANS (Cost $1,049,790)	1,024,905

	BONDS – 79.0%
	ASSET-BACKED SECURITIES – 77.2%
1,000,000	ALM VII R Ltd. Series 2013-7RA, Class C, 4.069%, 4/24/2024[1,2,3]	927,556
900,000	Apidos CLO XIX Series 2014-19A, Class E, 6.070%, 10/17/2026[1,2,3]	742,101
500,000	Atrium IX Series 9A, Class E, 5.412%, 2/28/2024[1,2,3]	419,320
	Atrium XI
375,000	Series 11A, Class E, 5.719%, 10/23/2025[1,2,3]	305,763
940,000	Series 11A, Class F, 6.669%, 10/23/2025[1,2,3]	649,134
	Babson CLO Ltd.
1,500,000	Series 2013-IA, Class F, 5.874%, 4/20/2025[1,2,3]	940,449
250,000	Series 2014-3A, Class E1, 5.722%, 1/15/2026[1,2,3]	165,851
1,500,000	Series 2014-IIA, Class D, 4.220%, 10/17/2026[1,2,3]	1,268,106
	Benefit Street Partners CLO V Ltd.
500,000	Series 2014-VA, Class D, 4.174%, 10/20/2026[1,2,3]	437,111
1,000,000	Series 2014-VA, Class E, 5.774%, 10/20/2026[1,2,3]	692,470
1,000,000	Birchwood Park CLO Ltd. Series 2014-1A, Class E1, 5.722%, 7/15/2026[1,2,3]	751,058
1,200,000	BlueMountain CLO Ltd. Series 2013-1A, Class D, 4.962%, 5/15/2025[1,2,3]	954,470
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2012-1A, Class DR, 4.374%, 4/20/2022[1,2,3]	485,076
1,000,000	Series 2013-3A, Class A1A, 1.742%, 7/15/2025[1,2,3]	982,583
1,000,000	Series 2014-3A, Class D1, 5.721%, 7/27/2026[1,2,3]	760,784
750,000	Series 2014-3A, Class E, 6.671%, 7/27/2026[1,2,3]	521,606
	Catamaran CLO Ltd.
1,000,000	Series 2014-1A, Class D, 5.124%, 4/20/2026[1,2,3]	625,697
2,000,000	Series 2014-2A, Class C, 4.120%, 10/18/2026[1,2,3]	1,672,444
1,000,000	Series 2015-1A, Class E, 5.771%, 4/22/2027[1,2,3]	770,504

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,500,000	Cent CLO 17 Series 2013-17A, Class A1, 1.622%, 1/30/2025[1,2,3]	$1,482,563
750,000	Cent CLO 18 Ltd. Series 2013-18A, Class E, 5.219%, 7/23/2025[1,2,3]	497,849
1,500,000	Cent CLO 21 Ltd. Series 2014-21A, Class D, 5.621%, 7/27/2026[1,2,3]	959,184
	Cent CLO 22 Ltd.
1,500,000	Series 2014-22A, Class D, 5.644%, 11/7/2026[1,2,3]	1,008,552
750,000	Series 2014-22A, Class E, 6.744%, 11/7/2026[1,2,3]	451,435
1,500,000	CIFC Funding Ltd. Series 2012-2A, Class B2R, 6.202%, 12/5/2024[1,2,3]	1,310,208
1,000,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 7.022%, 4/15/2027[1,2,3]	696,351
2,750,000	Dryden XXII Senior Loan Fund Series 2011-22A, Class SUB, 0.000%, 1/15/2022[1,3]	1,324,948
	Dryden XXIV Senior Loan Fund
1,000,000	Series 2012-24RA, Class ER, 6.312%, 11/15/2023[1,2,3]	840,975
1,500,000	Series 2012-24RA, Class FR, 8.262%, 11/15/2023[1,2,3]	1,225,778
500,000	Finn Square CLO Ltd. Series 2012-1A, Class C, 4.194%, 12/24/2023[1,2,3]	457,815
1,000,000	Flatiron CLO Ltd. Series 2014-1A, Class D, 5.620%, 7/17/2026[1,2,3]	608,924
1,000,000	Greywolf CLO II Ltd. Series 2013-1A, Class E, 5.672%, 4/15/2025[1,2,3]	619,096
2,250,000	Greywolf CLO III Ltd. Series 2014-1A, Class D, 5.721%, 4/22/2026[1,2,3]	1,816,388
	Greywolf CLO IV Ltd.
750,000	Series 2014-2A, Class D, 6.220%, 1/17/2027[1,2,3]	622,341
750,000	Series 2014-2A, Class E, 7.270%, 1/17/2027[1,2,3]	483,695
750,000	Madison Park Funding X Ltd. Series 2012-10A, Class E, 5.874%, 1/20/2025[1,2,3]	662,454
1,500,000	Marathon CLO IV Ltd. Series 2012-4A, Class D, 6.120%, 5/20/2023[1,2,3]	1,291,941
	Mountain View CLO Ltd.
750,000	Series 2013-1A, Class E, 5.121%, 4/12/2024[1,2,3]	501,019
1,000,000	Series 2014-1A, Class INC1, 0.000%, 10/15/2026[3]	373,398
2,000,000	Series 2014-1A, Class E, 5.952%, 10/15/2026[2,3]	1,302,672
500,000	Series 2014-1A, Class F, 6.422%, 10/15/2026[2,3]	174,051
1,250,000	Series 2015-9A, Class D, 5.972%, 7/15/2027[1,2,3]	962,505
1,000,000	Mountain View CLO X Ltd. Series 2015-10A, Class E, 5.275%, 10/13/2027[1,2,3]	737,141
500,000	OHA Credit Partners VI Ltd. Series 2012-6A, Class DR, 3.862%, 5/15/2023[1,2,3]	500,073

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	OZLM Funding Ltd. Series 2012-2A, Class D, 5.622%, 10/30/2023[1,2,3]	$912,938
1,500,000	Race Point VII CLO Ltd. Series 2012-7A, Class INC, 0.000%, 11/8/2024[1,3]	621,851
500,000	TICP CLO I Ltd. Series 2014-1A, Class D, 5.119%, 4/26/2026[1,2,3]	336,764
	Voya CLO Ltd.
1,500,000	Series 2012-3A, Class ER, 6.622%, 10/15/2022[1,2,3]	1,346,388
500,000	Series 2013-1A, Class C, 4.122%, 4/15/2024[1,2,3]	435,134
750,000	West CLO Ltd. Series 2014-1A, Class SUB, 0.000%, 7/18/2026[1,3]	361,737
		38,998,251
	CORPORATE – 1.8%
125,000	Approach Resources, Inc. 7.000%, 6/15/2021[1]	25,625
350,000	Basic Energy Services, Inc. 7.750%, 2/15/2019[1]	94,850
100,000	Clayton Williams Energy, Inc. 7.750%, 4/1/2019[1]	53,500
250,000	Frontier Communications Corp. 11.000%, 9/15/2025[1,3]	241,875
400,000	Murray Energy Corp. 11.250%, 4/15/2021[1,3]	57,000
145,000	Ocwen Financial Corp. 6.625%, 5/15/2019[1]	128,688
	Peabody Energy Corp.
120,000	6.000%, 11/15/2018	10,800
130,000	6.250%, 11/15/2021	7,475
175,000	Sprint Communications, Inc. 7.000%, 8/15/2020	129,500
250,000	TPC Group, Inc. 8.750%, 12/15/2020[1,3]	167,500
		916,813
	TOTAL BONDS (Cost $49,027,604)	39,915,064

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	PUT OPTIONS – 0.0%
	Concho Resources, Inc.
22	Exercise Price: $60.00, Expiration Date: March 18, 2016	1,595
33	Exercise Price: $65.00, Expiration Date: March 18, 2016	3,465
22	Exercise Price: $50.00, Expiration Date: June 17, 2016	3,190

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	Diamondback Energy, Inc.
33	Exercise Price: $45.00, Expiration Date: March 18, 2016	$—
50	Exercise Price: $45.00, Expiration Date: June 17, 2016	9,625
	RSP Permian, Inc.
54	Exercise Price: $15.00, Expiration Date: March 18, 2016	1,755
54	Exercise Price: $15.00, Expiration Date: June 17, 2016	4,455

	TOTAL PUT OPTIONS (Cost $49,833)	24,085

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $49,833)	24,085

	TOTAL INVESTMENTS – 81.0% (Cost $50,127,227)	40,964,054
	Other Assets in Excess of Liabilities – 19.0%	9,593,255

	TOTAL NET ASSETS – 100.0%	$50,557,309

*	Non-income producing security.
[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $39,464,626.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2016 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty/ Reference Entity	Notional Amount(a)	Pay/Receive Total Return Reference Entity	Financing Rate	Termination Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
The Bank of Nova Scotia
Loan Funding I, Ltd. - OTC(b)	$16,204,419	Receive	1-Month USD-LIBOR-ICE + 0.90%	6/30/16	$-	$(445,823)
TOTAL TOTAL RETURN SWAP CONTRACTS					$-	$(445,823)

INTEREST RATE CAP OPTIONS CONTRACTS
Counterparty/ Reference Entity	Floating Rate Index	Pay/ Receive Floating Rate	Cap Rate	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value
J.P. Morgan
Call - OTC 3 Month	USD-LIBOR-BBA	Receive	0.6175%	10/17/16	$30,000,000	$69,000	$18,518
TOTAL INTEREST RATE CAP OPTIONS CONTRACTS						$69,000	$18,518

(a)	The notional amount of a total return swap contract is the reference amount pursuant to which the counterparties make payments and is not a measure of the maximum risk of loss.
(b)	Loan Funding I, Ltd. consists of a portfolio of BBB to B- rated bank loans.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
SUMMARY OF INVESTMENTS
As of January 31, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	2.0%
Bonds
Asset-Backed Securities	77.2%
Corporate	1.8%
Total Bonds	79.0%
Purchased Options Contracts
Put Options	0.0%
Total Purchased Options Contracts	0.0%
Total Investments	81.0%
Other Assets in Excess of Liabilities	19.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of January 31, 2016 (Unaudited)

Assets:
Investments, at value (cost $50,077,394)	$40,939,969
Purchased options contracts, at value (cost $49,833)	24,085
Interest rate cap options contracts, at value (cost $69,000)	18,518
Total investments, at value (cost $50,196,227)	40,982,572
Cash	4,995,290
Cash held at broker	4,842,427
Receivables:
Fund shares sold	8,000
Interest	387,257
Prepaid expenses	25,271
Total assets	51,240,817

Liabilities:
Payables:
Investment securities purchased	173,143
Unrealized depreciation on open swap contracts	445,823
Advisory fees	21,659
Transfer agent fees and expenses	8,930
Shareholder servicing fees (Note 6)	7,271
Auditing fees	6,628
Fund administration fees	4,761
Custody fees	4,650
Fund accounting fees	2,250
Trustees' fees and expenses	1,544
Legal fees	1,530
Accrued other expenses	5,319
Total liabilities	683,508

Net Assets	$50,557,309

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of January 31, 2016 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$60,823,030
Accumulated net investment income	494,849
Accumulated net realized loss on investments, purchased options contracts,
futures contracts and swap contracts	(1,101,092)
Net unrealized depreciation on:
Investments	(9,137,425)
Purchased options contracts	(76,230)
Swap contracts	(445,823)
Net Assets	$50,557,309

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$50,557,309
Shares of beneficial interest issued and outstanding	3,068,373
Redemption price per share	$16.48
Maximum sales charge (3.00% of offering price)	0.51
Maximum offering price to public	$16.99

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2016 (Unaudited)

Investment Income:
Interest	$1,935,002
Total investment income	1,935,002

Expenses:
Advisory fees	269,721
Fund accounting fees	31,966
Legal fees	31,297
Transfer agent fees and expenses	31,258
Shareholder servicing fees (Note 6)	26,873
Fund administration fees	25,968
Trustees' fees and expenses	21,316
Registration fees	16,087
Auditing fees	8,797
Shareholder reporting fees	8,022
Offering costs	7,129
Custody fees	4,223
Miscellaneous	4,031
Insurance fees	653
Total expenses	487,341
Advisory fees waived	(84,179)
Net expenses	403,162
Net investment income	1,531,840

Realized and Unrealized Loss on Investments, Purchased Options Contracts
and Swap Contracts:
Net realized gain (loss) on:
Investments	(1,181,111)
Purchased options contracts	21,248
Swap contracts	60,028
Net realized loss	(1,099,835)
Net change in unrealized appreciation/depreciation on:
Investments	(8,865,037)
Purchased options contracts	(72,144)
Swap contracts	(424,797)
Net change in unrealized appreciation/depreciation	(9,361,978)
Net realized and unrealized loss on investments, purchased options contracts
and swap contracts	(10,461,813)

Net Decrease in Net Assets from Operations	$(8,929,973)

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended January 31, 2016 (Unaudited)	For the Period August 29, 2014* through July 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,531,840	$1,660,342
Net realized gain (loss) on investments, purchased options contracts,	(1,099,835)	95,789
futures contracts and swap contracts
Net change in unrealized appreciation/depreciation on investments,
purchased options contracts and swap contracts	(9,361,978)	(297,500)
Net increase from payment by affiliates	−	4,825
Net increase (decrease) in net assets resulting from operations	(8,929,973)	1,463,456

Distributions to Shareholders:
From net investment income	(1,422,432)	(1,363,930)
From net realized gains	(92,303)	−
Total distributions to shareholders	(1,514,735)	(1,363,930)

Capital Transactions:
Net proceeds from shares sold	9,063,460	51,371,010
Reinvestment of distributions	1,167,073	1,105,842
Cost of shares redeemed	(1,402,153)	(402,741)
Net increase in net assets from capital transactions	8,828,380	52,074,111

Total increase (decrease) in net assets	(1,616,328)	52,173,637

Net Assets:
Beginning of period	52,173,637	−
End of period	$50,557,309	$52,173,637

Accumulated net investment income	$494,849	$385,441

Capital Share Transactions:
Shares sold	475,376	2,565,931
Shares reinvested	63,282	55,466
Shares redeemed	(71,592)	(20,090)

Net increase in capital share transactions	467,066	2,601,307

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended January 31, 2016 (Unaudited)		For the Period August 29, 2014* through July 31, 2015

Net asset value, beginning of period	$20.06		$20.00
Income from Investment Operations:
Net investment income[1]	0.54		0.97
Net realized and unrealized loss on investments	(3.59)		(0.23)
Total from investment operations	(3.05)		0.74
Less Distributions:
From net investment income	(0.50)		(0.68)
From net realized gains	(0.03)		−
Total distributions	(0.53)		(0.68)

Net asset value, end of period	$16.48		$20.06

Total return[2]	(15.47)%	[3]	3.79%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$50,557		$52,174

Ratio of expenses to average net assets:
Before fees waived	1.81%	[4]	2.40%	[4]
After fees waived	1.50%	[4]	1.50%	[4]
Ratio of net investment income to average net assets:
Before fees waived	5.39%	[4]	4.33%	[4]
After fees waived	5.70%	[4]	5.23%	[4]
Portfolio turnover rate	19%	[3]	10%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses had expenses not been waived and/or absorbed by the Advisor. Returns shown do not include payment of sales load of 3.00% of offering price. If the sales load were included, total returns would be lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS
January 31, 2016 (Unaudited)

Note 1 – Organization
The Palmer Square Opportunistic Income Fund (the “Fund”) was organized as a Delaware statutory trust (the “Trust”) on May 1, 2014, and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended.  Shares of the Fund are being offered on a continuous basis (the “Shares”).  The Fund commenced operations on August 29, 2014.  The Fund had no operations prior to August 29, 2014 other than those relating to its organization and the sale of 5,000 shares of beneficial interest in the Fund at $20.00 per share to the Fund’s advisor, Palmer Square Capital Management LLC.

The Fund has an “interval fund” structure pursuant to which the Fund, subject to applicable law, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at net asset value (“NAV”).  Subject to the approval of the Fund’s Board of Trustees, the Fund will seek to conduct such quarterly repurchase offers typically for 10% of the Fund’s outstanding Shares at NAV.  In connection with any repurchase offer, the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares.  Repurchases may be oversubscribed, preventing shareholders from selling some or all of their tendered Shares back to the Fund.  The Fund’s Shares are not listed on any securities exchange and there is no secondary trading market for its Shares.

The Fund’s investment objective is to seek a high level of current income.  As a secondary objective, the Fund seeks long-term capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2016 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  The Fund bears all expenses incurred in its business and operations, other than those borne by the Advisor, pursuant to its agreement with the Fund, including, but not limited to all investment related expenses.

In conjunction with the use of futures contracts and swap contracts, the Fund may be required to maintain collateral in various forms.  At January 31, 2016, such collateral is denoted in the Fund’s Statement of Assets and Liabilities.  Also in conjunction with the use of futures contracts or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty.  At January 31, 2016, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

The Fund incurred offering costs of approximately $89,731, which are being amortized over a one-year period from August 29, 2014 (commencement of operations).

(c) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets.  Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements.  The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.  In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities.  A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities.  A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.  The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Swap Agreements
The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars.  The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks.  For example, interest rate swaps may be offset with "caps," "floors" or "collars".  A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2016 (Unaudited)

The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  To the extent obligations created thereby may be deemed to constitute senior securities, the Fund will maintain required collateral in a segregated account consisting of U.S. government securities or cash or cash equivalents.

The Fund may enter into total return swap contracts for investment purposes.  Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets.  Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index).  That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.  By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks.  Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

The Fund may enter into interest rate swap contracts in an effort to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap contract that would offset, in whole or in part, such diminution in value.

(e) Futures Contracts
The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract.  This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2016 (Unaudited)

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period August 29, 2014 (commencement of operations) through July 31, 2015 and as of and during the six months ended January 31, 2016, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Fund will make quarterly distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Fund entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive or reduce its fee and/or to absorb other operating expenses to ensure that total annual Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% of the Fund’s average daily net assets.  This agreement is in effect until December 1, 2016, and it may be terminated before that date only by the Fund’s Board of Trustees.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2016 (Unaudited)

For the six months ended January 31, 2016, the Advisor waived advisory fees totaling $84,179.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred.  At January 31, 2016, the amount of these potentially recoverable expenses was $368,689.  The Advisor may recapture all or a portion of this amount no later than July 31, of the years stated below:

2018	$284,510
2019	84,179

Foreside Fund Services, LLC, (“Foreside”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator.  Effective August 31, 2015, UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.  Prior to August 31, 2015, J.P. Morgan Chase Bank, N.A., served as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of the Advisor and its affiliate. The Fund does not compensate trustees and officers affiliated with the Fund’s Advisor.

Note 4 – Federal Income Taxes
At January 31, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$50,128,335

Gross unrealized appreciation	$12,764
Gross unrealized depreciation	(9,177,045)

Net unrealized depreciation on investments	$(9,164,281)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of July 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$456,569
Undistributed long-term capital gains	-
Accumulated earnings	456,569

Accumulated capital and other losses	-
Unrealized depreciation on purchased options contracts	(4,086)
Unrealized depreciation on investments	(273,496)
Total accumulated earnings	$178,987

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2016 (Unaudited)

The tax character of distributions paid during the period August 29, 2014 (commencement of operations) through July 31, 2015 was as follows:

2015
Distributions paid from:
Ordinary income	$1,363,930
Net long-term capital gains	-
Total taxable distributions	1,363,930
Total distributions paid	$1,363,930

Note 5 – Investment Transactions
For the six months ended January 31, 2016, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and swap contracts, were $13,087,207 and $8,451,522, respectively.

Note 6 – Shareholder Servicing Plan
The Fund has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended January 31, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2016 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Bank Loans	$-	$1,024,905	$-	$1,024,905
Bonds*	-	39,915,064	-	39,915,064
Purchased options contracts	1,595	22,490	-	24,085
Total Investments	1,595	40,962,459	-	40,964,054
Other Financial Instruments***
Interest Rate Cap Options Contracts	-	18,518	-	18,518
Total Assets	$1,595	$40,980,977	$-	$40,982,572
Liabilities
Other Financial Instruments***
Total Return Swap Contracts	$-	$445,823	$-	$445,823
Total Liabilities	$-	$445,823	$-	$445,823

*	All bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.
***	Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 9 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2016 (Unaudited)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of January 31, 2016 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets
Purchased options contracts, at fair value	$-	$24,085	$-	$-	$24,085
Interest rate cap options contracts, at fair value	-	-	-	18,518	18,518
	$-	$24,085	$-	$18,518	$42,603

Liabilities
Unrealized depreciation on open swap contracts	$-	$-	$-	$445,823	$445,823
	$-	$-	$-	$445,823	$445,823

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2016 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$-	$53,968	$-	$-	$(32,720)	$21,248
	$-	$53,968	$-	$-	$(32,720)	$21,248

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Commodity Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options contracts	$-	$(25,748)	$-	$(46,396)	$-	$(72,144)
Swap contracts	-	-	-	(424,797)	-	(424,797)
	$-	$(25,748)	$-	$(471,193)	$-	$(496,941)

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2016 (Unaudited)

The notional amount is included on the Schedule of Investments.  The quarterly average volumes of derivative instruments as of January 31, 2016 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contacts	97
Interest rate contracts	Interest rate cap options contracts	Notional amount	$30,000,000
	Swap contracts	Notional amount	$13,122,139
Commodity contracts	Purchased options contracts	Number of contacts	17

Note 10 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below.  Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts – liability payable	The Bank of Nova Scotia	$445,823	$-	$(445,823)	$-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Palmer Square Opportunistic Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
January 31, 2016 (Unaudited)

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Opportunistic Income Fund
EXPENSE EXAMPLE
For the Six Months Ended January 31, 2016 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees, distribution fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	8/1/15	1/31/16	8/1/15 – 1/31/16
Actual Performance	$ 1,000.00	$ 845.30	$ 6.96
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.59	$ 7.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Palmer Square Opportunistic Income Fund

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Opportunistic Income Fund	PSOIX	611776 105

Privacy Principles of the Palmer Square Opportunistic Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Opportunistic Income Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (866) 933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square Opportunistic Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Palmer Square Opportunistic Income Fund

By (Signature and Title)	/s/ Gary Henson
Gary Henson, President

Date	4/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gary Henson
Gary Henson, President

Date	4/8/2016

By (Signature and Title)	/s/ Cheryl Vohland
Cheryl Vohland, Treasurer

Date	4/8/2016